Related Party and Party-in-Interest Transactions (Details) - EBP 020 $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 $ / shares shares
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Fees paid for loan services	$ 29
Fees paid for investment management services	749
Carpenter Technology Stock Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Fees paid for investment management services	25
Purchase of investments	11,024
Sale of investment	$ 26,629
Investment number of shares | shares	195,006	252,297
Share price | $ / shares	314.84	169.71